Stockholders’ Equity (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Equity [Abstract]
Share-based Payment Arrangement, Noncash Expense	$ 653,975	$ 126,212	$ 1,137,042	$ 386,121	$ 680,611	$ 356,252